Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 133.2	$ 77.9
Trade accounts receivable, net of allowance of $4.2 and $2.4	228.3	200.4
Other current assets	65.3	115.0
Total current assets	426.8	393.3
Property, plant and equipment, net of accumulated depreciation and amortization of $174.3 and $123.4	183.0	181.4
Goodwill	1,983.4	2,023.9
Other intangibles, net of accumulated amortization of $615.3 and $407.8	1,770.1	1,939.6
Other assets	79.5	95.6
Total assets	4,442.8	4,633.8
Current liabilities:
Trade accounts payable	105.4	106.5
Short-term debt and current portion of long-term debt	43.9	74.0
Other Liabilities, Current	146.7	149.4
Total current liabilities	296.0	329.9
Long-term debt	2,160.7	2,833.9
Deferred taxes	588.4	676.8
Other liabilities	27.8	22.1
Total liabilities	3,072.9	3,862.7
Redeemable noncontrolling interests	2.9	23.4
Stockholders' equity:
Common stock, $0.01 par value; 1.0 billion and 200.0 million shares authorized at December 31, 2015 and December 31, 2014, 183.0 million and 148.5 million shares issued as of December 31, 2015 and December 31, 2014, respectively; and 182.3 million and 147.9 million shares outstanding as of December 31, 2015 and December 31, 2014, respectively	1.8	1.5
Additional paid-in capital	1,850.3	1,137.6
Treasury stock at cost; 0.7 million shares at December 31, 2015 and December 31, 2014	(4.6)	(4.3)
Accumulated deficit	(424.3)	(430.2)
Accumulated other comprehensive loss	(191.8)	(117.5)
Total Stockholders’ Equity Attributable to Parent	1,231.4	587.1
Noncontrolling interests	135.6	160.6
Total stockholders’ equity	1,367.0	747.7
Total liabilities and stockholders’ equity	$ 4,442.8	$ 4,633.8